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VEDDERPRICE                             VEDDER, PRICE, KAUFMAN & KAMMHOLZ, P.C.
                                        222 NORTH LASALLE STREET
                                        CHICAGO, ILLINOIS 60601
                                        312-609-7500
                                        FACSIMILE: 312-609-5005

                                        OFFICES IN CHICAGO, NEW YORK CITY AND
                                        LIVINGSTON, NEW JERSEY



                                        December 30, 2005

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

    Re:     ABN AMRO Funds
            Post-Effective Amendment No. 63 under the Securities Act of 1933 and Amendment No. 65 under the Investment Company Act of 1940
            File Nos. 33-68666 and 811-8004
            --------------------------------------------------------------------

To the Commission:

         On behalf of ABN AMRO Funds (the "Trust"), we are transmitting electronically for filing pursuant to the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 (the "1940 Act") the Trust's Post-Effective Amendment No. 63 under the 1933 Act to its Registration Statement on Form N-1A (Amendment No. 65 under the 1940 Act).

         This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(1) under the 1933 Act. The purpose of this Amendment is to, among other things, reflect the removal of redemption fees for certain series of the Trust. This Amendment is intended to become effective on March 1, 2006.

         If you have any questions or comments concerning this filing, please contact either Teresa M.R. Hamlin at (617) 338-4340 or Aaron Remorenko at (617) 338-4426 of PFPC Inc.

                                                               Very truly yours,

                                                               /s/ Amy E. Lewis
                                                               -----------------
                                                               Amy E. Lewis




Enclosures

cc:      Ms. Teresa M.R. Hamlin, Esq.
         Mr. Aaron Remorenko